Note 12: Notes Payable	9 Months Ended
Jun. 30, 2013
Notes
Note 12: Notes Payable

Note 12:  Notes Payable

The Company has a short-term unsecured note of $100,000 with a 6% annual interest rate, dated March 16, 2012, which was renewed on March 16, 2013. Principal and accrued interest are due on March 15, 2014.  This note is convertible to 1,000,000 common shares at the conversion price of $0.10 per share after April 11, 2013.

Interest expense for the three and six months period ended March 31, 2013 totaled approximately $1,500 and   $3,000 respectively.